Note 5 - Property, Plant and Equipment - Property, Plant and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Property, plant and equipment, gross		¥ 148,430	¥ 179,152
Less: Accumulated depreciation		(122,355)	(147,814)
Property, plant and equipment, net	$ 4,008	26,075	31,338
Building [Member]
Property, plant and equipment, gross		12,317	12,317
Furniture and Fixtures [Member]
Property, plant and equipment, gross		119,478	129,915
Automobiles [Member]
Property, plant and equipment, gross		10,443	23,774
Leasehold Improvements [Member]
Property, plant and equipment, gross		¥ 6,192	¥ 13,146